Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments and Contingencies
23. COMMITMENTS AND CONTINGENCIES
(a) Commitments
The Company is a party to certain contracts relating to service and supply agreements. Future minimum payments under these agreements as at December 31, 2019 are presented in the following table:

2020	8,513
2021	5,260
2022	877
2023	-
2024	-
2025 and thereafter	-
Total commitments	14,650
As at December 31, 2019, the Company had no outstanding capital commitments (2018: $298).

(b) Contingencies
The Company has guaranteed 100% of certain capital lease and equipment loans entered into by the Gibraltar joint venture in which it holds a 75% interest. As a result, the Company has guaranteed the joint venture partner’s 25% share of this debt which amounted to $16,889 as at December 31, 2019.